UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

SMALLCAP World Fund®

[photo of the side of a mirrored-glass building]
Semi-annual report for the six months ended March 31, 2011

SMALLCAP World Fund seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2011:

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	13.14%	3.82%	8.25%

The total annual fund operating expense ratio was 1.13% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 33 for details.

Results for other share classes can be found on page 36.

Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of the side of a mirrored-glass building]
The first six months of SMALLCAP World Fund’s fiscal year were marked by continued, but uneven, progress in the global economic recovery. For the six months ended March 31, 2011, the fund saw a total return of 12.9%, which included a dividend of 52.1 cents paid on December 28, 2010. Those who took dividends in cash saw a total return of 11.4% for the six-month period.

By comparison, the unmanaged MSCI All Country World Small Cap Index, the fund’s primary benchmark, gained 19.5% for the period. The Lipper Global Small-Cap Funds Average, the fund’s peer group, rose 15.6%. None of the benchmarks include sales charges or taxes. The better results of the index may be attributed to smaller holdings in emerging markets stocks than the fund, as we will discuss later on.

Continued recovery

The first six months of the fund’s fiscal year saw improved economic conditions around the world. Yet a number of concerns, new and old, continue to rein in positive sentiment.

[Begin Sidebar]
Results at a glance
For periods ended March 31, 2011, with all distributions reinvested

			Average annual total returns
					Lifetime
	Total returns				(since
	6 months	1 year	5 years	10 years	4/30/90)

SMALLCAP World Fund
(Class A shares)	12.9%	20.1%	5.1%	8.9%	10.0%

MSCI All Country World
Small Cap Index1,2	19.5	24.2	5.9	11.3	n/a

Lipper Global Small-Cap
Funds Average3	15.6	22.6	3.7	8.5	10.2

1 The market index cited in this report is unmanaged, and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
2 The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets.

3 Results of the Lipper average do not reflect the effect of sales charges, account fees or taxes.
[End Sidebar]

The economy in the United States has continued its steady recovery. Recent jobs reports have been encouraging. However, a number of unresolved issues may have a long-term impact on this otherwise positive environment — high levels of state and federal debt most notably. As a result, the Federal Reserve continued its Treasury buy-back program during the period, signalling its commitment to shore up the recovery and keep interest rates low.

A more uneven recovery is underway in Western Europe. Germany and the Scandinavian nations saw strong growth, even as Greece, Ireland and Portugal petitioned the European Union for bailout funds.

The result of this economic backdrop has been a strong rise in U.S. equities during the period, given companies’ growing profitability and the low interest rate environment. This rise in U.S. equities came at the expense of emerging markets stocks to some degree, as investors worried about the potential for inflation and rising rates there. European stocks saw gains, but less than those in the United States.

Portfolio review

In all economic environments, SMALLCAP World Fund takes a long-term approach to investing. As such, the fund maintained roughly 20% of its portfolio in emerging markets equities during the period, almost double that of the benchmark index. While this was a drag on returns, we continue to believe in the long-term vitality of these markets, and particularly in the stocks we have selected for the portfolio.

The fund’s investments in consumer discretionary stocks made up 15.5% of net assets at the end of the period, reflecting market gains in this sector as consumer spending gained traction. Industrial stocks were 14.3% of net assets and likewise posted strong returns. Information technology stocks made up 14.5% of net assets and, based on stronger consumer and business spending, helped boost the fund.

[Begin Sidebar]
Where are SMALLCAP’s holdings located?

[begin pie chart]
As of March 31, 2011	Percent of net assets

United States	40.9%
Asia & Pacific Basin	25.9
Europe	19.7
Other (including Canada & Latin America)	7.1
Short-term securities & other assets less liabilities	6.4
[end pie chart]

[begin pie chart]
As of September 30, 2010	Percent of net assets

United States	39.1%
Asia & Pacific Basin	27.9
Europe	19.5
Other (including Canada & Latin America)	6.5
Short-term securities & other assets less liabilities	7.0
[end pie chart]

The fund’s largest holding, ENN Energy Holdings, gained 8.5% for the period. Athletic wear retailer lululemon athletica jumped 99.1% in value, quickly becoming the fund’s second largest holding in addition to one of its best-returning stocks. All of the fund’s top 10 holdings produced positive returns for the period, with nine of the top 10 producing returns in excess of 20%.

Roughly 53% of the fund is invested in non-U.S. equities, slightly lower than when the period began. The fund’s holdings in Asian and Pacific Basin companies edged lower, while holdings in Europe, Canada and Latin America grew.

Looking ahead

The global recovery appears to be on solid footing, though it remains uneven and risks remain. High debt levels in the United States and Europe threaten long-term economic stability, while unrest in the Middle East has resulted in soaring energy prices that could curtail economic growth. Yet corporate profit growth has increased, balance sheets are generally sound, and consumer spending around the world has increased.

For the moment, we believe there are numerous opportunities around the world for investment in small companies with sound balance sheets and strong potential.

We continue to use a disciplined, long-term approach in selecting investments for the fund, and we encourage you to take a long-term view of your own investments as well. We appreciate your continued trust and support, and look forward to reporting to you again in six months.

Cordially,

/s/ Gordon Crawford

Gordon Crawford
Vice Chairman of the Board

/s/ Gregory W. Wendt

Gregory W. Wendt
President

May 11, 2011

For current information about the fund, visit americanfunds.com.

Summary investment portfolio March 31, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	Percent of net assets
Consumer discretionary	15.48%
Information technology	14.52
Industrials	14.25
Financials	11.14
Health care	10.64
Other industries	27.15
Other asset types	0.42
Short-term securities & other assets less liabilities	6.40
[end pie chart]

Country diversification	(percent of net assets)

United States	40.9%
Euro zone*	7.8
United Kingdom	7.7
China	5.4
India	4.3
Canada	3.8
Australia	3.1
Hong Kong	2.6
Japan	2.3
Brazil	2.0
South Korea	1.9
Other countries	11.8
Short-term securities & other assets less liabilities	6.4

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Slovenia and Spain.

			Percent
		Value	of net
Common stocks - 93.18%	Shares	(000)	assets

Consumer discretionary - 15.48%
lululemon athletica inc. (1)	2,261,414	$201,379	.88%
Virgin Media Inc.	5,062,500	140,687	.62
CTC Media, Inc.	5,125,000	120,796	.53
Chipotle Mexican Grill, Inc. (1)	393,000	107,041	.47
PT Sumber Alfaria Trijaya Tbk (2)	274,541,000	86,705	.38
Delticom AG (2)	898,203	81,277	.36
Minth Group Ltd.	44,714,000	74,959	.33
CarMax, Inc. (1)	2,257,000	72,450	.32
Jumbo SA (2)	9,249,878	71,575	.31
Modern Times Group MTG AB, Class B	913,000	69,431	.31
Other securities		2,498,014	10.97
		3,524,314	15.48

Information technology - 14.52%
AAC Acoustic Technologies Holdings Inc. (2)	70,007,000	189,000	.83
Kingboard Chemical Holdings Ltd.	32,356,200	170,130	.75
Compuware Corp. (1) (2)	11,770,000	135,944	.60
SINA Corp. (1)	1,142,000	122,240	.54
National Instruments Corp.	3,686,479	120,806	.53
Hittite Microwave Corp. (1) (2)	1,884,500	120,175	.53
Monster Worldwide, Inc. (1)	6,091,000	96,847	.42
FactSet Research Systems, Inc.	670,000	70,169	.31
Other securities		2,280,782	10.01
		3,306,093	14.52

Industrials - 14.25%
MSC Industrial Direct Co., Inc., Class A	2,338,500	160,117	.70
Container Corp. of India Ltd.	4,542,191	122,230	.54
Jain Irrigation Systems Ltd. (2)	23,537,564	94,425	.41
Corrections Corporation of America (1)	3,695,300	90,165	.40
MTU Aero Engines Holding AG	1,323,100	89,723	.39
Intertek Group PLC	2,702,000	88,165	.39
Meyer Burger Technology AG (1)	1,916,576	86,491	.38
IDEX Corp.	1,885,000	82,280	.36
Michael Page International PLC	9,727,502	80,209	.35
Herman Miller, Inc.	2,800,000	76,972	.34
Other securities		2,275,566	9.99
		3,246,343	14.25

Financials - 11.14%
East West Bancorp, Inc. (2)	8,437,515	185,288	.81
Dah Sing Financial Holdings Ltd. (2)	18,921,825	116,763	.51
City National Corp.	1,680,450	95,870	.42
YES BANK Ltd.	13,275,845	92,167	.41
Manappuram General Finance and Leasing Ltd. (2)	22,732,050	67,694
Manappuram General Finance and Leasing Ltd. (2) (3)	4,474,357	13,324	.36
Kotak Mahindra Bank Ltd.	7,170,098	73,614	.32
Zions Bancorporation	3,145,000	72,524	.32
Onex Corp.	2,000,000	70,119	.31
Other securities		1,749,186	7.68
		2,536,549	11.14

Health care - 10.64%
Alere Inc. (1)	3,443,771	134,789	.59
Cochlear Ltd.	1,441,910	123,775	.54
Endo Pharmaceuticals Holdings Inc. (1)	3,108,100	118,605	.52
Fleury SA, ordinary nominative	5,252,150	78,011	.34
Integra LifeSciences Holdings Corp. (1) (2)	1,609,978	76,345	.34
American Medical Systems Holdings, Inc. (1)	3,453,000	74,723	.33
Other securities		1,816,374	7.98
		2,422,622	10.64

Materials - 7.84%

African Minerals Ltd. (1) (3)	1,871,500	15,026
African Minerals Ltd. (1)	10,821,621	86,887	.45
Rhodia SA	2,845,043	83,301	.36
AptarGroup, Inc.	1,617,682	81,094	.36
Kenmare Resources PLC (1)	95,876,802	68,213
Kenmare Resources PLC (1) (3)	14,095,980	10,029	.34
Harry Winston Diamond Corp. (CAD denominated) (1) (2)	4,292,400	69,157
Harry Winston Diamond Corp. (1) (2)	372,600	6,029	.33
Other securities		1,366,885	6.00
		1,786,621	7.84

Energy - 7.15%
Pacific Rubiales Energy Corp.	4,151,300	115,183	.51
Comstock Resources, Inc. (1) (2)	3,049,611	94,355	.41
Gulf Keystone Petroleum Ltd. (1) (2) (3)	38,737,632	94,147	.41
Banpu PCL	3,377,500	85,764	.38
InterOil Corp. (1)	1,092,500	81,544	.36
Concho Resources Inc. (1)	725,000	77,792	.34
Rosetta Resources Inc. (1)	1,625,000	77,252	.34
FMC Technologies, Inc. (1)	815,000	77,001	.34
Zhaikmunai LP (GDR) (1) (3)	5,262,500	64,992
Zhaikmunai LP (GDR) (1)	353,650	4,368	.30
Other securities		855,864	3.76
		1,628,262	7.15

Consumer staples - 4.30%
Drogasil SA, ordinary nominative (2)	9,482,600	74,111	.33
Other securities		905,596	3.97
		979,707	4.30

Utilities - 1.62%
ENN Energy Holdings Ltd. (2)	69,350,000	215,756	.95
Other securities		153,155	.67
		368,911	1.62

Telecommunication services - 1.29%
tw telecom inc. (1)	4,548,000	87,322	.38
Other securities		207,294	.91
		294,616	1.29

Miscellaneous - 4.95%
Other common stocks in initial period of acquisition		1,126,600	4.95

Total common stocks (cost: $15,192,946,000)		21,220,638	93.18

			Percent
		Value	of net
Preferred stocks - 0.12%		(000)	assets

Information technology - 0.09%
Other securities		20,000	.09

Miscellaneous - 0.03%
Other preferred stocks in initial period of acquisition		7,928	.03

Total preferred stocks (cost: $25,528,000)		27,928	.12

			Percent
		Value	of net
Warrants - 0.05%		(000)	assets

Other - 0.05%
Other securities		10,603	.05

Miscellaneous - 0.00%
Other warrants in initial period of acquisition		895	.00

Total warrants (cost: $3,286,000)		11,498	.05

			Percent
		Value	of net
Convertible securities - 0.23%		(000)	assets

Other - 0.23%
Other securities		53,301	.23

Total convertible securities (cost: $44,838,000)		53,301	.23

			Percent
		Value	of net
Bonds & notes - 0.02%		(000)	assets

Financials - 0.02%
Other securities		3,247	.02

Total bonds & notes (cost: $3,132,000)		3,247	.02

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.28%	(000)	(000)	assets

Freddie Mac 0.15%-0.23% due 8/8-11/17/2011	$286,400	$286,175	1.26
Commonwealth Bank of Australia 0.255%-0.26% due 5/17-6/14/2011 (3)	163,750	163,685	.72
Fannie Mae 0.10%-0.17% due 5/4-5/24/2011	104,800	104,785	.46
Jupiter Securitization Co., LLC 0.21% due 4/13-4/15/2011 (3)	93,000	92,993	.41
Nordea North America, Inc. 0.215%-0.225% due 4/25-5/24/2011	85,700	85,679	.38
KfW 0.24% due 6/2-6/7/2011 (3)	69,700	69,676	.30
Other securities		628,147	2.75

Total short-term securities (cost: $1,431,109,000)		1,431,140	6.28

Total investment securities (cost: $16,700,839,000)		22,747,752	99.88
Other assets less liabilities		26,328	.12

Net assets		$22,774,080	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2011, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 3/31/2011 (000)
ENN Energy Holdings Ltd.	69,350,000	-	-	69,350,000	$-	$215,756
AAC Acoustic Technologies Holdings Inc.	70,922,000	10,870,000	11,785,000	70,007,000	-	189,000
East West Bancorp, Inc.	6,937,515	1,500,000	-	8,437,515	156	185,288
Compuware Corp. (1)	11,270,000	500,000	-	11,770,000	-	135,944
Hittite Microwave Corp. (1)	1,959,000	25,500	100,000	1,884,500	-	120,175
Dah Sing Financial Holdings Ltd.	16,819,400	2,102,425	-	18,921,825	-	116,763
Dah Sing Financial Holdings Ltd., rights, expire 2010	-	2,102,425	2,102,425	-	-	-
Jain Irrigation Systems Ltd.	3,925,140	19,778,564	166,140	23,537,564	2	94,425
Comstock Resources, Inc. (1)	1,280,000	1,769,611	-	3,049,611	-	94,355
Gulf Keystone Petroleum Ltd. (1) (3)	51,987,632	750,000	14,000,000	38,737,632	-	94,147
PT Sumber Alfaria Trijaya Tbk	-	274,541,000	-	274,541,000	224	86,705
Delticom AG	728,265	169,938	-	898,203	-	81,277
Manappuram General Finance and Leasing Ltd.	19,962,050	2,770,000	-	22,732,050	-	67,694
Manappuram General Finance and Leasing Ltd. (3)	-	4,474,357	-	4,474,357	-	13,324
Integra LifeSciences Holdings Corp. (1)	1,382,590	227,388	-	1,609,978	-	76,345
Harry Winston Diamond Corp. (CAD denominated) (1)	4,292,400	-	-	4,292,400	-	69,157
Harry Winston Diamond Corp. (1)	372,600	-	-	372,600	-	6,029
Drogasil SA, ordinary nominative	3,253,500	6,386,400	157,300	9,482,600	464	74,111
Jumbo SA	9,249,878	-	-	9,249,878	2,061	71,575
ZOLL Medical Corp. (1)	1,514,270	17,970	-	1,532,240	-	68,660
Mobile Mini, Inc. (1)	2,221,600	540,000	-	2,761,600	-	66,334
Emeritus Corp. (1)	1,765,000	800,000	-	2,565,000	-	65,305
Pipavav Shipyard Ltd. (1)	32,910,000	2,015,000	-	34,925,000	-	61,752
Lions Gate Entertainment Corp. (1)	9,100,000	-	-	9,100,000	-	56,875
Exillon Energy PLC (1)	7,369,660	1,044,545	-	8,414,205	-	55,342
Northgate PLC (1)	10,626,805	-	-	10,626,805	-	54,245
Ekornes ASA	2,019,750	-	-	2,019,750	-	54,052
National Financial Partners Corp. (1)	3,174,800	-	-	3,174,800	-	46,828
National Financial Partners Corp. 4.00% convertible notes 2017 (3)	$4,000,000	-	-	$4,000,000	80	5,345
Goodpack Ltd.	26,360,000	3,700,000	-	30,060,000	1,144	46,264
Goodpack Ltd., warrants, expire 2012 (1)	5,272,000	-	-	5,272,000	-	4,935
Gem Diamonds Ltd. (1)	10,255,000	806,300	-	11,061,300	-	49,685
Savient Pharmaceuticals, Inc. (1)	2,326,345	2,200,655	232,800	4,294,200	-	45,519
Savient Pharmaceuticals, Inc. 4.75% convertible notes 2018	-	$3,400,000	-	$3,400,000	25	4,003
JSE Ltd.	3,990,234	551,011	-	4,541,245	-	46,990
Schweitzer-Mauduit International, Inc.	-	920,000	-	920,000	138	46,561
Cadence Pharmaceuticals, Inc. (1)	-	5,042,279	-	5,042,279	-	46,439
China High Precision Automation Group Ltd. (4)	34,179,000	28,691,000	-	62,870,000	405	45,504
Avid Technology, Inc. (1)	2,039,944	-	11,100	2,028,844	-	45,243
Coal of Africa Ltd. (1)	27,975,000	9,160,000	-	37,135,000	-	44,828
Ruinian International Ltd. (4)	32,400,000	30,400,000	-	62,800,000	-	44,000
Internet Capital Group, Inc. (1)	3,096,000	-	-	3,096,000	-	43,963
Hana Microelectronics PCL	53,925,000	-	-	53,925,000	2,666	42,791
Exponent, Inc. (1)	936,400	-	-	936,400	-	41,773
Cox and Kings (India) Ltd.	2,716,000	1,347,950	-	4,063,950	-	37,691
Cox and Kings (India) Ltd. (GDR) (5)	165,000	-	-	165,000	-	1,530
FormFactor, Inc. (1)	3,715,000	-	-	3,715,000	-	38,264
Quantum Corp. (1)	12,568,897	-	-	12,568,897	-	31,674
Quantum Corp. 3.50% convertible notes 2015 (3)	-	$4,900,000	-	$4,900,000	64	4,826
Talison Lithium Ltd. (1)	-	6,425,000	-	6,425,000	-	34,792
Cline Mining Corp. (1)	-	9,343,536	-	9,343,536	-	33,635
LoopNet, Inc. (1)	2,278,440	-	63,800	2,214,640	-	31,337
SinoTech Energy Ltd. (ADR) (1)	-	3,820,900	-	3,820,900	-	30,491
Amtek Engineering Ltd. (1)	-	30,199,000	-	30,199,000	-	30,427
Super Group Ltd.	-	29,500,000	-	29,500,000	-	30,190
Gran Colombia Gold SA (1)	45,056,000	4,420,000	33,792,000	15,684,000	-	28,472
Gran Colombia Gold SA, warrants, expire 2015 (1)	22,528,000	-	21,146,000	1,382,000	-	1,169
Ennis, Inc.	2,065,810	-	332,118	1,733,692	589	29,525
CJ CGV Co., Ltd.	-	1,235,000	-	1,235,000	225	29,160
Tethys Petroleum Ltd. (1)	11,505,100	8,622,400	997,200	19,130,300	-	29,007
Mood Media Corp. (1) (3)	6,375,000	-	-	6,375,000	-	19,661
Mood Media Corp. (CDI) (1) (3)	-	2,375,000	-	2,375,000	-	7,325
Comfort Systems USA, Inc.	1,905,000	-	-	1,905,000	191	26,803
Jaguar Mining Inc. (1)	5,035,000	-	-	5,035,000	-	26,330
Domino's Pizza Enterprises Ltd.	4,482,300	-	480,000	4,002,300	420	25,667
First Southern Bancorp, Inc. (1) (5) (6)	1,344,915	-	-	1,344,915	-	15,924
First Southern Bancorp, Inc., Series C, convertible preferred (1) (5) (6)	2,299	-	-	2,299	-	9,415
Houston Wire & Cable Co.	1,678,900	-	-	1,678,900	285	24,546
ValueVision Media, Inc., Class A (1)	-	3,686,093	-	3,686,093	-	23,444
BrisConnections Unit Trusts (1)	27,300,000	-	-	27,300,000	-	22,873
Net 1 UEPS Technologies, Inc. (1)	2,768,873	-	129,543	2,639,330	-	22,698
Infotech Enterprises Ltd.	6,000,000	-	-	6,000,000	-	21,763
Pacific Coal, SA (1) (3)	-	17,000,000	-	17,000,000	-	19,288
Pacific Coal, SA, warrants, expire 2016 (1) (3)	-	8,500,000	-	8,500,000	-	2,017
Pacific Coal, SA, subscription receipts	-	17,000,000	17,000,000	-	-	-
OnMobile Global Ltd. (1)	2,837,000	755,055	-	3,592,055	-	19,533
CDON Group AB (1)	-	3,555,515	-	3,555,515	-	19,265
Fluidigm Corp. (1) (3) (5)	-	984,195	-	984,195	-	11,971
Fluidigm Corp. (1)	-	500,000	-	500,000	-	7,155
Fluidigm Corp., Series E, convertible preferred	1,309,740	-	1,309,740	-	-	-
Fluidigm Corp., warrant, expires 2011	1	-	1	-	-	-
Mahindra Lifespace Developers Ltd. (4)	1,133,612	1,023,768	-	2,157,380	-	18,647
Standard Parking Corp. (1)	998,000	50,600	-	1,048,600	-	18,623
Pharmacyclics, Inc. (1) (4)	1,000,000	2,062,300	-	3,062,300	-	18,037
Brait SA	-	6,347,050	-	6,347,050	-	17,592
Immersion Corp. (1)	-	2,254,000	-	2,254,000	-	17,221
Douglas Dynamics, Inc.	1,175,000	-	-	1,175,000	905	16,755
School Specialty, Inc. (1) (4)	810,000	343,240	-	1,153,240	-	16,491
Home Federal Bancorp, Inc.	1,384,249	-	-	1,384,249	152	16,306
Petrodorado Energy Ltd. (1)	22,400,000	13,000,000	-	35,400,000	-	16,249
Obtala Resources Ltd. (1)	8,500,000	-	-	8,500,000	-	6,630
Obtala Resources Ltd. (1) (3)	7,950,000	-	-	7,950,000	-	6,201
EACOM Timber Corp. (1) (3)	23,000,000	-	-	23,000,000	-	12,336
Cpl Resources PLC	2,975,986	-	-	2,975,986	203	11,809
Green Packet Bhd. (1) (3)	29,583,116	-	-	29,583,116	-	6,398
Green Packet Bhd. (1)	23,016,100	-	-	23,016,100	-	4,977
Bloomsbury Publishing PLC	5,405,000	-	-	5,405,000	69	11,272
Sirius Minerals PLC (1)	-	56,804,735	-	56,804,735	-	10,821
National American University Holdings, Inc.	1,515,000	-	-	1,515,000	91	10,741
Vital Images, Inc. (1)	792,000	-	-	792,000	-	10,700
Tilaknager Industries Ltd.	-	8,890,000	-	8,890,000	-	10,675
BG Medicine, Inc. (1) (3) (5)	-	1,036,634	-	1,036,634	-	6,794
BG Medicine, Inc. (1)	-	374,213	-	374,213	-	2,885
BG Medicine, Inc., warrants, expire 2020 (1) (3) (5)	57,692	28,846	34,617	51,921	-	339
BG Medicine, Inc. 12.00% convertible notes 2011	$500,000	$250,000	$750,000	-	46	-
BG Medicine, Inc., Series D, convertible preferred	1,538,462	-	1,538,462	-	-	-
Imagelinx PLC (1)	21,385,714	-	-	21,385,714	-	515
CEC Unet PLC (1) (5)	35,100,775	-	-	35,100,775	-	-
athenahealth, Inc. (1) (7)	1,894,998	107,000	516,635	1,485,363	-	-
Blue Nile, Inc. (1) (7)	829,140	-	200,000	629,140	-	-
CKX, Inc. (7)	6,070,427	-	6,070,427	-	-	-
Duff & Phelps Corp., Class A (7)	2,205,300	-	1,031,408	1,173,892	282	-
Fourlis (7)	3,855,540	-	2,045,540	1,810,000	-	-
Gruppo MutuiOnline SpA (7)	2,388,968	-	1,484,145	904,823	-	-
Interline Brands, Inc. (1) (7)	1,882,000	-	582,000	1,300,000	-	-
KAB Distribution Inc (7)	9,700,000	-	9,700,000	-	-	-
Maple Energy PLC (7)	9,390,000	-	9,390,000	-	-	-
Masterskill Education Group Bhd. (7)	24,300,000	-	12,917,000	11,383,000	-	-
Newron Pharmaceuticals SpA (1) (7)	257,000	-	143,000	114,000	-	-
Newron Pharmaceuticals SpA (1) (3) (7)	142,000	-	88,000	54,000	-	-
Petroceltic International PLC (1) (7)	137,014,652	-	44,625,652	92,389,000	-	-
Petroleum Development Corp. (1) (7)	1,537,000	-	460,000	1,077,000	-	-
PixArt Imaging Inc. (7)	8,415,000	-	6,865,000	1,550,000	-	-
Regal Petroleum PLC (7)	21,693,000	-	21,693,000	-	-	-
SAF-HOLLAND SA, non-registered shares (1) (7)	1,655,600	-	-	1,655,600	-	-
SeLoger.com (7)	982,201	-	982,201	-	-	-
Shengli Oil & Gas Pipe Holdings Ltd. (7)	137,365,500	-	137,365,500	-	-	-
Thoratec Corp. (1) (7)	3,201,500	215,000	2,070,500	1,346,000	-	-
TranS1 Inc. (7)	1,338,731	-	1,338,731	-	-	-
					$10,887	$3,942,188

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,053,398,000, which represented 4.63% of the net assets of the fund.

(4) This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2010; it was not publicly disclosed.
(5) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $96,074,000, which represented .42% of the net assets of the fund.

(6) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets
First Southern Bancorp, Inc.	12/17/2009	28,378	15,924	.07%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	2,299	9,415	.04
Other restricted securities		106,639	44,217	.20

Total restricted securities		$137,316	$69,556	.31%

(7) Unaffiliated issuer at 3/31/2011.

Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
CAD= Canadian dollars

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $13,525,807)	$18,805,564
Affiliated issuers (cost: $3,175,032)	3,942,188	$22,747,752
Cash denominated in currencies other than U.S. dollars
(cost: $2,271)		2,273
Cash		71
Receivables for:
Sales of investments	133,448
Sales of fund's shares	25,346
Dividends and interest	23,480
Other	121	182,395
		22,932,491
Liabilities:
Payables for:
Purchases of investments	99,778
Repurchases of fund's shares	34,961
Investment advisory services	11,975
Services provided by related parties	9,106
Directors' deferred compensation	2,071
Other	520	158,411
Net assets at March 31, 2011		$22,774,080

Net assets consist of:
Capital paid in on shares of capital stock		$18,771,919
Distributions in excess of net investment income		(343,760)
Accumulated net realized loss		(1,701,372)
Net unrealized appreciation		6,047,293
Net assets at March 31, 2011		$22,774,080

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,000,000 shares, $.01 par value (574,704 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$16,084,204	403,046	$39.91
Class B	400,074	10,568	37.86
Class C	995,627	26,544	37.51
Class F-1	783,581	19,805	39.56
Class F-2	320,459	8,016	39.98
Class 529-A	673,109	16,961	39.69
Class 529-B	53,078	1,387	38.27
Class 529-C	235,232	6,163	38.17
Class 529-E	38,801	991	39.14
Class 529-F-1	56,870	1,430	39.76
Class R-1	49,868	1,302	38.30
Class R-2	792,599	20,687	38.31
Class R-3	762,454	19,523	39.05
Class R-4	572,866	14,448	39.65
Class R-5	407,368	10,110	40.29
Class R-6	547,890	13,723	39.92

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2011	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $5,829;
also includes $10,672 from affiliates)	$103,268
Interest (includes $215 from affiliates)	3,576	$106,844

Fees and expenses*:
Investment advisory services	69,212
Distribution services	33,737
Transfer agent services	13,718
Administrative services	6,185
Reports to shareholders	781
Registration statement and prospectus	300
Directors' compensation	576
Auditing and legal	35
Custodian	1,889
State and local taxes	363
Other	861	127,657
Net investment loss		(20,813)

Net realized gain and unrealized appreciation
on investments and currency:
Net realized gain (loss) on:
Investments (includes $52,012 net loss from affiliates)	995,670
Currency transactions	(1,475)	994,195
Net unrealized appreciation (depreciation) on:
Investments	1,624,458
Currency translations	(370)	1,624,088
Net realized gain and unrealized appreciation
on investments and currency		2,618,283
Net increase in net assets resulting
from operations		$2,597,470

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)
	Six months ended March 31, 2011*	Year ended September 30, 2010
Operations:
Net investment (loss) income	$(20,813)	$64,495
Net realized gain on investments and currency transactions	994,195	962,332
Net unrealized appreciation on investments and currency translations	1,624,088	2,198,399
Net increase in net assets resulting from operations	2,597,470	3,225,226

Dividends paid to shareholders from net investment income	(282,964)	(103,851)

Net capital share transactions	327,340	(485,003)

Total increase in net assets	2,641,846	2,636,372

Net assets:
Beginning of period	20,132,234	17,495,862
End of period (including distributions in excess of
net investment income: $(343,760) and $(39,983), respectively)	$22,774,080	$20,132,234

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
           unaudited

1.	Organization

SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world. In 2009, shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2011; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Consumer discretionary	$3,522,759	$1,530	$25	$3,524,314
Information technology	3,306,026	-	67	3,306,093
Industrials	3,245,985	358	-	3,246,343
Financials	2,509,191	-	27,358	2,536,549
Health care	2,403,781	-	18,841	2,422,622
Materials	1,781,095	-	5,526	1,786,621
Energy	1,615,647	-	12,615	1,628,262
Consumer staples	979,707	-	-	979,707
Utilities	368,911	-	-	368,911
Telecommunication services	294,616	-	-	294,616
Miscellaneous	1,126,600	-	-	1,126,600
Preferred stocks	7,928	-	20,000	27,928
Warrants	11,159	-	339	11,498
Convertible securities	12,074	31,812	9,415	53,301
Bonds & notes	-	3,247	-	3,247
Short-term securities	-	1,431,140	-	1,431,140
Total	$21,185,479	$1,468,087	$94,186	$22,747,752

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended March 31, 2011 (dollars in thousands):

	Beginning value at 10/1/2010	Transfers into Level 3(*)	Purchases	Unrealized depreciation(†)	Transfers out of Level 3(*)	Sales	Net realized loss(†)	Ending value at 3/31/2011
Investment securities	$104,314	$14,175	$49,412	$(13,940)	$(2,275)	$(49,672)	$(7,828)	$94,186

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2011 (dollars in thousands) (†):								$(22,250)

(*) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(†) Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.
4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks and other equity-type securities may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006, by state tax authorities for tax years before 2005 and by tax authorities outside the U.S. for tax years before 2003.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; net capital losses; and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$206,213
Capital loss carryforwards*:
Expiring 2017	$(365,461)
Expiring 2018	(2,298,979)	(2,664,440)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

As of March 31, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$6,663,212
Gross unrealized depreciation on investment securities	(904,578)
Net unrealized appreciation on investment securities	5,758,634
Cost of investment securities	16,989,118

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2011	Year ended September 30, 2010
Class A	$210,257	$82,116
Class B	2,673	-
Class C	7,653	320
Class F-1	10,417	4,116
Class F-2	4,577	1,894
Class 529-A	8,269	3,021
Class 529-B	297	-
Class 529-C	1,537	-
Class 529-E	393	109
Class 529-F-1	789	331
Class R-1	384	34
Class R-2	5,629	-
Class R-3	8,347	2,561
Class R-4	7,568	3,241
Class R-5	6,317	2,757
Class R-6	7,857	3,351
Total	$282,964	$103,851

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. For the six months ended March 31, 2011, the investment advisory services fee was $69,212,000, which was equivalent to an annualized rate of 0.636% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$18,434	$13,362	Not applicable	Not applicable	Not applicable
Class B	2,024	356	Not applicable	Not applicable	Not applicable
Class C	4,723	Included in administrative services	$709	$155	Not applicable
Class F-1	916		554	52	Not applicable
Class F-2	Not applicable		197	8	Not applicable
Class 529-A	639		382	74	$307
Class 529-B	263		33	11	26
Class 529-C	1,072		134	40	108
Class 529-E	88		22	4	18
Class 529-F-1	-		33	6	26
Class R-1	237		29	13	Not applicable
Class R-2	2,853		570	1,084	Not applicable
Class R-3	1,817		541	324	Not applicable
Class R-4	671		399	14	Not applicable
Class R-5	Not applicable		186	5	Not applicable
Class R-6	Not applicable		119	2	Not applicable
Total	$33,737	$13,718	$3,908	$1,792	$485

Directors’ deferred compensation – Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $576,000, shown on the accompanying financial statements, includes $204,000 in current fees (either paid in cash or deferred) and a net increase of $372,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2011
Class A	$1,239,902	32,281	$203,806	5,292	$(1,439,112)	(37,464)	$4,596	109
Class B	19,038	524	2,622	72	(63,545)	(1,748)	(41,885)	(1,152)
Class C	116,499	3,227	7,422	205	(94,896)	(2,632)	29,025	800
Class F-1	160,489	4,225	9,871	259	(117,756)	(3,088)	52,604	1,396
Class F-2	77,087	2,000	3,911	101	(35,365)	(920)	45,633	1,181
Class 529-A	79,675	2,079	8,268	216	(27,572)	(721)	60,371	1,574
Class 529-B	2,505	68	297	8	(7,378)	(201)	(4,576)	(125)
Class 529-C	28,348	767	1,536	42	(12,147)	(331)	17,737	478
Class 529-E	4,802	127	393	10	(1,614)	(43)	3,581	94
Class 529-F-1	7,820	205	789	20	(4,361)	(114)	4,248	111
Class R-1	9,031	247	380	10	(7,814)	(212)	1,597	45
Class R-2	120,974	3,284	5,628	152	(129,009)	(3,499)	(2,407)	(63)
Class R-3	143,193	3,811	8,344	221	(133,223)	(3,539)	18,314	493
Class R-4	105,894	2,768	7,564	198	(82,519)	(2,156)	30,939	810
Class R-5	75,853	1,964	6,301	162	(62,022)	(1,605)	20,132	521
Class R-6	97,478	2,535	7,857	204	(17,904)	(466)	87,431	2,273
Total net increase
(decrease)	$2,288,588	60,112	$274,989	7,172	$(2,236,237)	(58,739)	$327,340	8,545

Year ended September 30, 2010
Class A	$1,831,865	56,548	$78,893	2,504	$(2,553,407)	(79,601)	$(642,649)	(20,549)
Class B	25,953	842	-	-	(123,854)	(4,048)	(97,901)	(3,206)
Class C	161,750	5,306	309	10	(167,005)	(5,525)	(4,946)	(209)
Class F-1	239,017	7,411	3,785	121	(229,350)	(7,215)	13,452	317
Class F-2	98,591	3,047	1,549	49	(47,932)	(1,475)	52,208	1,621
Class 529-A	91,398	2,844	3,020	97	(48,681)	(1,524)	45,737	1,417
Class 529-B	2,502	80	-	-	(10,279)	(329)	(7,777)	(249)
Class 529-C	33,679	1,092	-	-	(23,126)	(754)	10,553	338
Class 529-E	4,953	158	109	3	(2,978)	(94)	2,084	67
Class 529-F-1	10,907	341	331	11	(6,404)	(201)	4,834	151
Class R-1	14,676	471	34	1	(14,029)	(457)	681	15
Class R-2	202,425	6,515	-	-	(201,145)	(6,522)	1,280	(7)
Class R-3	224,770	7,101	2,559	83	(195,218)	(6,179)	32,111	1,005
Class R-4	170,724	5,318	3,239	103	(137,357)	(4,321)	36,606	1,100
Class R-5	111,984	3,427	2,744	86	(78,067)	(2,424)	36,661	1,089
Class R-6	106,396	3,341	3,351	107	(77,684)	(2,444)	32,063	1,004
Total net increase
(decrease)	$3,331,590	103,842	$99,923	3,175	$(3,916,516)	(123,113)	$(485,003)	(16,096)

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,429,553,000 and $4,100,475,000, respectively, during the six months ended March 31, 2011.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net (loss) income to average net assets(4)

Class A:	Six months ended 3/31/2011(5)	$35.82	$(.02)	$4.63	$4.61	$(.52)	$-	$(.52)	$39.91	12.93%	$16,084	1.09	%⁽⁶⁾	1.09	%⁽⁶⁾	(.11	)%⁽⁶⁾
	Year ended 9/30/2010	30.26	.14	5.62	5.76	(.20)	-	(.20)	35.82	19.11	14,432	1.13		1.13		.43
	Year ended 9/30/2009	28.46	.19	1.61	1.80	-	-	-	30.26	6.32	12,814	1.25		1.24		.82
	Year ended 9/30/2008	47.43	.31	(14.35)	(14.04)	(.76)	(4.17)	(4.93)	28.46	(32.77)	13,453	1.07		1.01		.80
	Year ended 9/30/2007	38.87	.37	12.50	12.87	(.70)	(3.61)	(4.31)	47.43	35.41	20,913	1.04		.98		.86
	Year ended 9/30/2006	34.77	.25	4.94	5.19	(.41)	(.68)	(1.09)	38.87	15.27	15,167	1.08		1.01		.68

Class B:	Six months ended 3/31/2011(5)	33.87	(.16)	4.39	4.23	(.24)	-	(.24)	37.86	12.51	400	1.86⁽⁶⁾		1.86⁽⁶⁾		(.87	)⁽⁶⁾
	Year ended 9/30/2010	28.66	(.11)	5.32	5.21	-	-	-	33.87	18.18	397	1.89		1.89		(.37)
	Year ended 9/30/2009	27.16	.01	1.49	1.50	-	-	-	28.66	5.52	428	2.02		2.00		.06
	Year ended 9/30/2008	45.49	.01	(13.72)	(13.71)	(.45)	(4.17)	(4.62)	27.16	(33.27)	495	1.83		1.77		.03
	Year ended 9/30/2007	37.41	.04	12.02	12.06	(.37)	(3.61)	(3.98)	45.49	34.40	815	1.81		1.74		.10
	Year ended 9/30/2006	33.59	(.03)	4.78	4.75	(.25)	(.68)	(.93)	37.41	14.39	581	1.85		1.78		(.09)

Class C:	Six months ended 3/31/2011(5)	33.61	(.16)	4.35	4.19	(.29)	-	(.29)	37.51	12.50	996	1.86⁽⁶⁾		1.86⁽⁶⁾		(.88	)⁽⁶⁾
	Year ended 9/30/2010	28.44	(.10)	5.28	5.18	(.01)	-	(.01)	33.61	18.19	865	1.88		1.88		(.32)
	Year ended 9/30/2009	26.93	.03	1.48	1.51	-	-	-	28.44	5.64	738	1.94		1.92		.13
	Year ended 9/30/2008	45.18	.01	(13.63)	(13.62)	(.46)	(4.17)	(4.63)	26.93	(33.31)	754	1.86		1.79		.02
	Year ended 9/30/2007	37.21	.02	11.95	11.97	(.39)	(3.61)	(4.00)	45.18	34.35	1,107	1.85		1.79		.04
	Year ended 9/30/2006	33.45	(.04)	4.74	4.70	(.26)	(.68)	(.94)	37.21	14.33	696	1.89		1.83		(.12)

Class F-1:	Six months ended 3/31/2011(5)	35.53	(.02)	4.58	4.56	(.53)	-	(.53)	39.56	12.90	784	1.09⁽⁶⁾		1.09⁽⁶⁾		(.10	)⁽⁶⁾
	Year ended 9/30/2010	30.03	.15	5.57	5.72	(.22)	-	(.22)	35.53	19.16	654	1.10		1.10		.46
	Year ended 9/30/2009	28.21	.21	1.61	1.82	-	-	-	30.03	6.45	543	1.14		1.13		.94
	Year ended 9/30/2008	47.08	.31	(14.23)	(13.92)	(.78)	(4.17)	(4.95)	28.21	(32.77)	627	1.07		1.01		.82
	Year ended 9/30/2007	38.65	.36	12.41	12.77	(.73)	(3.61)	(4.34)	47.08	35.41	815	1.05		.98		.84
	Year ended 9/30/2006	34.58	.26	4.91	5.17	(.42)	(.68)	(1.10)	38.65	15.28	446	1.08		1.01		.70

Class F-2:	Six months ended 3/31/2011(5)	35.93	.03	4.65	4.68	(.63)	-	(.63)	39.98	13.09	320	.82⁽⁶⁾		.82⁽⁶⁾		.16⁽⁶⁾
	Year ended 9/30/2010	30.39	.25	5.63	5.88	(.34)	-	(.34)	35.93	19.46	246	.81		.81		.78
	Year ended 9/30/2009	28.47	.23	1.69	1.92	-	-	-	30.39	6.78	158	.87		.87		.91
	Period from 8/1/2008 to 9/30/2008	33.66	.08	(5.27)	(5.19)	-	-	-	28.47	(15.42)	8	.14		.13		.26

Class 529-A:	Six months ended 3/31/2011(5)	35.63	(.03)	4.61	4.58	(.52)	-	(.52)	39.69	12.90	673	1.14⁽⁶⁾		1.14⁽⁶⁾		(.16	)⁽⁶⁾
	Year ended 9/30/2010	30.13	.13	5.58	5.71	(.21)	-	(.21)	35.63	19.06	548	1.16		1.16		.41
	Year ended 9/30/2009	28.32	.19	1.62	1.81	-	-	-	30.13	6.39	421	1.22		1.21		.84
	Year ended 9/30/2008	47.23	.29	(14.28)	(13.99)	(.75)	(4.17)	(4.92)	28.32	(32.79)	371	1.11		1.05		.78
	Year ended 9/30/2007	38.76	.34	12.44	12.78	(.70)	(3.61)	(4.31)	47.23	35.33	479	1.10		1.04		.79
	Year ended 9/30/2006	34.68	.25	4.93	5.18	(.42)	(.68)	(1.10)	38.76	15.25	284	1.11		1.05		.66

Class 529-B:	Six months ended 3/31/2011(5)	34.23	(.18)	4.43	4.25	(.21)	-	(.21)	38.27	12.42	53	1.94⁽⁶⁾		1.94⁽⁶⁾		(.96	)⁽⁶⁾
	Year ended 9/30/2010	28.98	(.13)	5.38	5.25	-	-	-	34.23	18.12	52	1.97		1.97		(.44)
	Year ended 9/30/2009	27.47	.01	1.50	1.51	-	-	-	28.98	5.50	51	2.05		2.03		.02
	Year ended 9/30/2008	45.96	(.02)	(13.89)	(13.91)	(.41)	(4.17)	(4.58)	27.47	(33.35)	49	1.93		1.87		(.05)
	Year ended 9/30/2007	37.77	(.01)	12.14	12.13	(.33)	(3.61)	(3.94)	45.96	34.25	71	1.92		1.86		(.02)
	Year ended 9/30/2006	33.93	(.07)	4.82	4.75	(.23)	(.68)	(.91)	37.77	14.24	48	1.97		1.90		(.20)

Class 529-C:	Six months ended 3/31/2011(5)	34.19	(.17)	4.41	4.24	(.26)	-	(.26)	38.17	12.44	235	1.94⁽⁶⁾		1.94⁽⁶⁾		(.96	)⁽⁶⁾
	Year ended 9/30/2010	28.94	(.12)	5.37	5.25	-	-	-	34.19	18.10	194	1.97		1.97		(.40)
	Year ended 9/30/2009	27.43	.01	1.50	1.51	-	-	-	28.94	5.54	155	2.04		2.03		.02
	Year ended 9/30/2008	45.92	(.01)	(13.89)	(13.90)	(.42)	(4.17)	(4.59)	27.43	(33.36)	140	1.93		1.86		(.04)
	Year ended 9/30/2007	37.77	(.01)	12.13	12.12	(.36)	(3.61)	(3.97)	45.92	34.23	188	1.92		1.86		(.02)
	Year ended 9/30/2006	33.94	(.07)	4.83	4.76	(.25)	(.68)	(.93)	37.77	14.27	115	1.96		1.90		(.19)

Class 529-E:	Six months ended 3/31/2011(5)	$35.11	$(.08)	$4.53	$4.45	$(.42)	$-	$(.42)	$39.14	12.73%	$39	1.43	⁽⁶⁾	1.43	⁽⁶⁾	(.45	)⁽⁶⁾
	Year ended 9/30/2010	29.70	.04	5.50	5.54	(.13)	-	(.13)	35.11	18.71	31	1.46		1.46		.11
	Year ended 9/30/2009	28.00	.12	1.58	1.70	-	-	-	29.70	6.07	25	1.52		1.51		.54
	Year ended 9/30/2008	46.76	.18	(14.15)	(13.97)	(.62)	(4.17)	(4.79)	28.00	(33.01)	22	1.42		1.35		.47
	Year ended 9/30/2007	38.40	.21	12.33	12.54	(.57)	(3.61)	(4.18)	46.76	34.93	30	1.41		1.35		.49
	Year ended 9/30/2006	34.42	.12	4.89	5.01	(.35)	(.68)	(1.03)	38.40	14.86	18	1.44		1.37		.34

Class 529-F-1:	Six months ended 3/31/2011(5)	35.72	.01	4.61	4.62	(.58)	-	(.58)	39.76	13.00	57	.93⁽⁶⁾		.93⁽⁶⁾		.05⁽⁶⁾
	Year ended 9/30/2010	30.20	.20	5.59	5.79	(.27)	-	(.27)	35.72	19.31	47	.95		.95		.62
	Year ended 9/30/2009	28.33	.24	1.63	1.87	-	-	-	30.20	6.60	35	1.02		1.01		1.04
	Year ended 9/30/2008	47.24	.37	(14.28)	(13.91)	(.83)	(4.17)	(5.00)	28.33	(32.66)	30	.92		.85		.98
	Year ended 9/30/2007	38.77	.42	12.44	12.86	(.78)	(3.61)	(4.39)	47.24	35.56	35	.91		.85		.98
	Year ended 9/30/2006	34.64	.31	4.93	5.24	(.43)	(.68)	(1.11)	38.77	15.44	19	.94		.87		.83

Class R-1:	Six months ended 3/31/2011(5)	34.32	(.16)	4.43	4.27	(.29)	-	(.29)	38.30	12.49	50	1.84⁽⁶⁾		1.84⁽⁶⁾		(.86	)⁽⁶⁾
	Year ended 9/30/2010	29.05	(.09)	5.39	5.30	(.03)	-	(.03)	34.32	18.25	43	1.87		1.87		(.30)
	Year ended 9/30/2009	27.51	.02	1.52	1.54	-	-	-	29.05	5.60	36	1.94		1.93		.11
	Year ended 9/30/2008	46.04	.02	(13.91)	(13.89)	(.47)	(4.17)	(4.64)	27.51	(33.29)	28	1.84		1.77		.05
	Year ended 9/30/2007	37.89	.01	12.17	12.18	(.42)	(3.61)	(4.03)	46.04	34.32	38	1.88		1.80		.03
	Year ended 9/30/2006	34.07	(.04)	4.83	4.79	(.29)	(.68)	(.97)	37.89	14.31	21	1.92		1.82		(.11)

Class R-2:	Six months ended 3/31/2011(5)	34.30	(.16)	4.44	4.28	(.27)	-	(.27)	38.31	12.47	793	1.85⁽⁶⁾		1.85⁽⁶⁾		(.87	)⁽⁶⁾
	Year ended 9/30/2010	29.03	(.11)	5.38	5.27	-	-	-	34.30	18.19	712	1.93		1.93		(.37)
	Year ended 9/30/2009	27.55	(.02)	1.50	1.48	-	-	-	29.03	5.37	603	2.15		2.14		(.09)
	Year ended 9/30/2008	46.13	(.01)	(13.95)	(13.96)	(.45)	(4.17)	(4.62)	27.55	(33.36)	494	1.94		1.86		(.04)
	Year ended 9/30/2007	37.93	.03	12.18	12.21	(.40)	(3.61)	(4.01)	46.13	34.36	673	1.93		1.77		.06
	Year ended 9/30/2006	34.09	(.03)	4.83	4.80	(.28)	(.68)	(.96)	37.93	14.35	414	2.06		1.80		(.09)

Class R-3:	Six months ended 3/31/2011(5)	35.03	(.08)	4.53	4.45	(.43)	-	(.43)	39.05	12.74	762	1.41⁽⁶⁾		1.41⁽⁶⁾		(.43	)⁽⁶⁾
	Year ended 9/30/2010	29.64	.04	5.49	5.53	(.14)	-	(.14)	35.03	18.71	667	1.44		1.44		.13
	Year ended 9/30/2009	27.94	.12	1.58	1.70	-	-	-	29.64	6.05	534	1.53		1.51		.53
	Year ended 9/30/2008	46.68	.18	(14.12)	(13.94)	(.63)	(4.17)	(4.80)	27.94	(32.99)	435	1.42		1.35		.48
	Year ended 9/30/2007	38.34	.20	12.31	12.51	(.56)	(3.61)	(4.17)	46.68	34.88	555	1.42		1.35		.47
	Year ended 9/30/2006	34.39	.11	4.87	4.98	(.35)	(.68)	(1.03)	38.34	14.82	319	1.49		1.42		.30

Class R-4:	Six months ended 3/31/2011(5)	35.60	(.02)	4.61	4.59	(.54)	-	(.54)	39.65	12.94	573	1.08⁽⁶⁾		1.08⁽⁶⁾		(.10	)⁽⁶⁾
	Year ended 9/30/2010	30.12	.15	5.58	5.73	(.25)	-	(.25)	35.60	19.15	486	1.09		1.09		.48
	Year ended 9/30/2009	28.29	.20	1.63	1.83	-	-	-	30.12	6.47	378	1.14		1.13		.88
	Year ended 9/30/2008	47.20	.32	(14.29)	(13.97)	(.77)	(4.17)	(4.94)	28.29	(32.78)	236	1.07		1.01		.84
	Year ended 9/30/2007	38.73	.35	12.45	12.80	(.72)	(3.61)	(4.33)	47.20	35.41	259	1.06		1.00		.82
	Year ended 9/30/2006	34.68	.25	4.91	5.16	(.43)	(.68)	(1.11)	38.73	15.20	126	1.11		1.04		.67

Class R-5:	Six months ended 3/31/2011(5)	36.21	.04	4.68	4.72	(.64)	-	(.64)	40.29	13.09	407	.77⁽⁶⁾		.77⁽⁶⁾		.21⁽⁶⁾
	Year ended 9/30/2010	30.60	.26	5.66	5.92	(.31)	-	(.31)	36.21	19.50	347	.78		.78		.79
	Year ended 9/30/2009	28.64	.28	1.68	1.96	-	-	-	30.60	6.84	260	.82		.80		1.26
	Year ended 9/30/2008	47.70	.44	(14.45)	(14.01)	(.88)	(4.17)	(5.05)	28.64	(32.57)	440	.77		.70		1.17
	Year ended 9/30/2007	39.10	.48	12.56	13.04	(.83)	(3.61)	(4.44)	47.70	35.77	403	.77		.71		1.11
	Year ended 9/30/2006	34.93	.36	4.97	5.33	(.48)	(.68)	(1.16)	39.10	15.60	216	.80		.74		.97

Class R-6:	Six months ended 3/31/2011(5)	35.89	.05	4.63	4.68	(.65)	-	(.65)	39.92	13.12	548	.73⁽⁶⁾		.73⁽⁶⁾		.26⁽⁶⁾
	Year ended 9/30/2010	30.31	.27	5.62	5.89	(.31)	-	(.31)	35.89	19.57	411	.73		.73		.84
	Period from 5/1/2009 to 9/30/2009	22.33	.13	7.85	7.98	-	-	-	30.31	35.74	317	.33		.33		.51

	Six months ended March 31,	Year ended September 30
	2011(5)	2010	2009	2008	2007	2006

Portfolio turnover rate for all share classes	22%	45%	56%	50%	48%	45%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
      unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2010, through March 31, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2010	Ending account value 3/31/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,129.25	$5.79	1.09%
Class A -- assumed 5% return	1,000.00	1,019.50	5.49	1.09
Class B -- actual return	1,000.00	1,125.09	9.85	1.86
Class B -- assumed 5% return	1,000.00	1,015.66	9.35	1.86
Class C -- actual return	1,000.00	1,125.00	9.85	1.86
Class C -- assumed 5% return	1,000.00	1,015.66	9.35	1.86
Class F-1 -- actual return	1,000.00	1,129.00	5.79	1.09
Class F-1 -- assumed 5% return	1,000.00	1,019.50	5.49	1.09
Class F-2 -- actual return	1,000.00	1,130.87	4.36	.82
Class F-2 -- assumed 5% return	1,000.00	1,020.84	4.13	.82
Class 529-A -- actual return	1,000.00	1,129.02	6.05	1.14
Class 529-A -- assumed 5% return	1,000.00	1,019.25	5.74	1.14
Class 529-B -- actual return	1,000.00	1,124.22	10.27	1.94
Class 529-B -- assumed 5% return	1,000.00	1,015.26	9.75	1.94
Class 529-C -- actual return	1,000.00	1,124.41	10.28	1.94
Class 529-C -- assumed 5% return	1,000.00	1,015.26	9.75	1.94
Class 529-E -- actual return	1,000.00	1,127.27	7.58	1.43
Class 529-E -- assumed 5% return	1,000.00	1,017.80	7.19	1.43
Class 529-F-1 -- actual return	1,000.00	1,130.02	4.94	.93
Class 529-F-1 -- assumed 5% return	1,000.00	1,020.29	4.68	.93
Class R-1 -- actual return	1,000.00	1,124.87	9.75	1.84
Class R-1 -- assumed 5% return	1,000.00	1,015.76	9.25	1.84
Class R-2 -- actual return	1,000.00	1,124.70	9.80	1.85
Class R-2 -- assumed 5% return	1,000.00	1,015.71	9.30	1.85
Class R-3 -- actual return	1,000.00	1,127.37	7.48	1.41
Class R-3 -- assumed 5% return	1,000.00	1,017.90	7.09	1.41
Class R-4 -- actual return	1,000.00	1,129.43	5.73	1.08
Class R-4 -- assumed 5% return	1,000.00	1,019.55	5.44	1.08
Class R-5 -- actual return	1,000.00	1,130.94	4.09	.77
Class R-5 -- assumed 5% return	1,000.00	1,021.09	3.88	.77
Class R-6 -- actual return	1,000.00	1,131.21	3.88	.73
Class R-6 -- assumed 5% return	1,000.00	1,021.29	3.68	.73

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2011:
			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	14.16%	3.92%	8.22%
Not reflecting CDSC	19.16	4.25	8.22

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	18.17	4.25	8.02
Not reflecting CDSC	19.17	4.25	8.02

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	20.06	5.08	8.88

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	20.40	—	7.76

Class 529-A shares4 — first sold 2/19/02
Reflecting 5.75% maximum sales charge	13.12	3.79	9.53
Not reflecting maximum sales charge	20.01	5.03	10.24

Class 529-B shares2,4 — first sold 2/20/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	14.03	3.83	9.33
Not reflecting CDSC	19.03	4.16	9.33

Class 529-C shares4 — first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	18.06	4.17	9.24
Not reflecting CDSC	19.06	4.17	9.24

Class 529-E shares3,4 — first sold 3/15/02	19.65	4.70	9.13

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	20.27	5.22	13.35

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 33 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2011, portfolio of SMALLCAP World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
>SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-935-0511P

Litho in USA BBC/ALD/8094-S26155

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio

March 31, 2011
unaudited

Common stocks — 93.18%	Shares	Value (000)

CONSUMER DISCRETIONARY — 15.48%
lululemon athletica inc.1	2,261,414	$201,379
Virgin Media Inc.	5,062,500	140,687
CTC Media, Inc.	5,125,000	120,796
Chipotle Mexican Grill, Inc.1	393,000	107,041
PT Sumber Alfaria Trijaya Tbk2	274,541,000	86,705
Delticom AG2	898,203	81,277
Minth Group Ltd.	44,714,000	74,959
CarMax, Inc.1	2,257,000	72,450
Jumbo SA2	9,249,878	71,575
Modern Times Group MTG AB, Class B	913,000	69,431
Mr Price Group Ltd.	7,486,480	67,782
John Wiley & Sons, Inc., Class A	1,330,983	67,667
Liberty Media Corp., Series A1	800,000	62,080
Tiffany & Co.	947,000	58,184
Lions Gate Entertainment Corp.1,2	9,100,000	56,875
Brunswick Corp.	2,222,600	56,521
Melco Crown Entertainment Ltd. (ADR)1	7,225,000	54,910
Ekornes ASA2	2,019,750	54,052
Pantaloon Retail (India) Ltd.	8,524,816	49,453
Pantaloon Retail (India) Ltd., Class B	551,250	2,224
Mekonomen AB	1,333,068	50,688
Stella International Holdings Ltd.	22,732,500	50,675
SuperGroup PLC1	2,137,500	49,995
ASOS PLC1	1,806,305	49,492
AutoNation, Inc.1	1,375,000	48,634
Tractor Supply Co.	737,800	44,165
TOD’S SpA	367,000	43,247
Mando Corp.	256,000	40,490
Cox and Kings (India) Ltd.2	4,063,950	37,691
Cox and Kings (India) Ltd. (GDR)2,3	165,000	1,530
Paddy Power PLC	858,266	37,585
Hankook Tire Co., Ltd.	1,106,840	36,173
Navitas Ltd.	8,125,000	35,970
Capella Education Co.1	719,000	35,799
DreamWorks Animation SKG, Inc., Class A1	1,236,000	34,522
Blue Nile, Inc.1	629,140	33,967
Great Wall Motor Co. Ltd., Class H	18,277,000	33,788
Clicks Group Ltd.	5,325,000	33,501
Domino’s Pizza UK & IRL PLC	4,826,500	33,131
Williams-Sonoma, Inc.	793,000	32,117
Boyd Gaming Corp.1	3,349,000	31,380
CFAO	832,000	31,229
Rightmove PLC	2,038,594	31,068
New Oriental Education & Technology Group Inc. (ADR)1	295,000	29,521
CJ CGV Co., Ltd.2	1,235,000	29,160
Harman International Industries, Inc.	600,000	28,092
WMS Industries Inc.1	782,000	27,644
GEOX SpA	4,346,080	27,347
Scholastic Corp.	1,000,000	27,040
Mood Media Corp.1,2,4	6,375,000	19,661
Mood Media Corp. (CDI)1,2,4	2,375,000	7,325
Jubilant FoodWorks Ltd.1	2,220,098	26,841
Golden Eagle Retail Group Ltd.	11,982,000	25,848
Domino’s Pizza Enterprises Ltd.2	4,002,300	25,667
Sotheby’s Holdings, Inc.	475,000	24,985
Dollarama Inc.1	800,000	24,524
Leggett & Platt, Inc.	990,000	24,255
HUGO BOSS AG	283,000	23,663
Halfords Group PLC	4,200,000	23,460
ValueVision Media, Inc., Class A1,2	3,686,093	23,444
TAKKT AG	1,456,778	23,226
Timberland Co., Class A1	544,110	22,466
Tesla Motors, Inc.1	797,200	22,082
Aristocrat Leisure Ltd.	6,350,000	21,346
Tupperware Brands Corp.	350,000	20,898
Signet Jewelers Ltd.1	450,000	20,709
Café de Coral Holdings Ltd.	8,758,000	20,469
Urban Outfitters, Inc.1	675,000	20,135
Megastudy Co., Ltd.	125,531	19,328
CDON Group AB1,2	3,555,515	19,265
K12 Inc.1	560,000	18,872
Lojas Renner SA, ordinary nominative	580,000	18,789
REXLot Holdings Ltd.	165,000,000	18,242
Shopper’s Stop Ltd.	2,340,000	18,108
SAF-HOLLAND SA, non-registered shares1	1,655,600	18,067
HT Media Ltd.	5,385,000	18,047
Shimano Inc.	350,700	17,518
Group 1 Automotive, Inc.	400,000	17,120
Billabong International Ltd.	2,148,631	16,780
Parkson Retail Group Ltd.	11,990,500	16,494
Parkson Holdings Bhd.	8,390,322	15,790
Schibsted ASA	535,000	15,701
Strayer Education, Inc.	119,200	15,554
Fourlis	1,810,000	15,391
Fielmann AG	157,500	14,877
Youngone Corp.	1,555,000	14,743
P.F. Chang’s China Bistro, Inc.	300,000	13,857
Headlam Group PLC	2,809,685	13,511
Sky-mobi Ltd. (ADR)1	1,080,610	13,291
Ocado Group PLC1	3,185,708	11,652
RadioShack Corp.	775,000	11,633
Bloomsbury Publishing PLC2	5,405,000	11,272
National American University Holdings, Inc.2	1,515,000	10,741
United Auto Group, Inc.1	529,554	10,602
Education Management Corp.1	468,800	9,817
Trinity Ltd.	10,467,900	9,730
D.B. Corp Ltd.	1,720,000	9,642
J D Wetherspoon PLC1	1,375,000	9,364
Gourmet Master Co., Ltd.1	1,139,000	8,870
Intercontinental Hotels Group PLC	430,678	8,830
Little Sheep Group Ltd., Class H	11,996,000	7,973
Bijou Brigitte modische Accessoires AG	52,000	7,244
Masterskill Education Group Bhd.	11,383,000	7,216
Praktiker Bau- und Heimwerkermärkte Holding AG	605,280	7,137
Toll Corp.1	300,000	5,931
Cinema City International NV1	400,000	5,353
Corinthian Colleges, Inc.1	1,134,800	5,016
Dixons Retail PLC1	24,553,542	4,951
Cheil Worldwide Inc.	250,000	3,305
GVC Holdings PLC	1,392,400	2,881
DO & CO Restaurants & Catering AG	65,000	2,715
PRIMEDIA Inc.	41,940	204
Ten Alps PLC1	3,439,001	172
Five Star Travel Corp.1,3,5	96,033	25
CEC Unet PLC1,2,3	35,100,775	—
Spot Runner, Inc.1,3,5	2,980,544	—
Fontainebleau Resorts LLC, Class A, nonvoting units1,3,5	1,900,000	—
		3,524,314

INFORMATION TECHNOLOGY — 14.52%
AAC Acoustic Technologies Holdings Inc.2	70,007,000	189,000
Kingboard Chemical Holdings Ltd.	32,356,200	170,130
Compuware Corp.1,2	11,770,000	135,944
SINA Corp.1	1,142,000	122,240
National Instruments Corp.	3,686,479	120,806
Hittite Microwave Corp.1,2	1,884,500	120,175
Monster Worldwide, Inc.1	6,091,000	96,847
FactSet Research Systems, Inc.	670,000	70,169
AVEVA Group PLC	2,627,500	68,073
Digital River, Inc.1	1,791,000	67,037
eAccess Ltd.	114,800	63,072
Kingdee International Software Group Co. Ltd.	96,542,000	60,567
Vistaprint NV1	1,115,000	57,869
Kingboard Laminates Holdings Ltd.	67,009,736	55,909
OpenTable, Inc.1	504,400	53,643
AOL Inc.1	2,585,000	50,485
Kapsch TrafficCom AG	548,989	48,627
VTech Holdings Ltd.	4,279,000	48,547
China High Precision Automation Group Ltd.2	62,870,000	45,504
MICROS Systems, Inc.1	919,000	45,426
Avid Technology, Inc.1,2	2,028,844	45,243
Hana Microelectronics PCL2	53,925,000	42,791
Microchip Technology Inc.	1,100,000	41,811
Dialog Semiconductor PLC1	1,997,300	41,454
GSI Commerce, Inc.1	1,400,000	40,978
Global Payments Inc.	800,000	39,136
centrotherm photovoltaics AG1	649,938	38,538
FormFactor, Inc.1,2	3,715,000	38,264
Limelight Networks, Inc.1	5,278,700	37,795
Fidessa group PLC	1,295,000	36,355
Rovi Corp.1	676,100	36,273
Neopost SA	412,691	36,151
Tripod Technology Corp.	7,980,000	35,142
Cirrus Logic, Inc.1	1,629,668	34,272
Semtech Corp.1	1,320,000	33,026
Trimble Navigation Ltd.1	650,000	32,851
China Wireless Technologies Ltd.	86,300,000	32,285
MKS Instruments, Inc.	965,000	32,134
RichTek Technology Corp.	4,605,000	31,868
Quantum Corp.1,2	12,568,897	31,674
Akamai Technologies, Inc.1	827,000	31,426
LoopNet, Inc.1,2	2,214,640	31,337
Autodesk, Inc.1	705,000	31,098
Renesas Electronics Corp.1	3,650,000	31,068
Halma PLC	5,365,000	30,166
Delta Electronics (Thailand) PCL	33,935,900	30,014
RealPage, Inc.1	1,044,000	28,950
ULVAC, Inc.	1,175,000	27,743
Genpact Ltd.1	1,905,387	27,590
Novellus Systems, Inc.1	736,000	27,328
Ralink Technology Corp.	8,465,700	27,061
Heartland Payment Systems, Inc.	1,423,949	24,962
Wistron Corp.	15,438,752	24,466
Red Hat, Inc.1	531,145	24,109
DTS, Inc.1	503,900	23,497
Net 1 UEPS Technologies, Inc.1,2	2,639,330	22,698
Infotech Enterprises Ltd.2	6,000,000	21,763
Jabil Circuit, Inc.	1,044,000	21,329
Wintek Corp.1	11,500,000	20,375
Littelfuse, Inc.	350,000	19,985
OnMobile Global Ltd.1,2	3,592,055	19,533
OBIC Co., Ltd.	102,830	19,508
Yaskawa Electric Corp.	1,500,000	17,781
Youku.com Inc., Class A (ADR)1	371,000	17,626
Playtech Ltd.	3,187,000	17,587
Immersion Corp.1,2	2,254,000	17,221
Lender Processing Services, Inc.	528,000	16,996
Camelot Information Systems Inc. (ADR)1	1,008,000	16,723
KLA-Tencor Corp.	340,650	16,137
Comverse Technology, Inc.1	2,050,000	15,395
Spectris PLC	680,000	14,868
Ultimate Software Group, Inc.1	250,000	14,687
THQ Inc.1	2,738,033	12,485
Terremark Worldwide, Inc.1	641,016	12,179
SemiLEDS Corp.1	759,150	11,949
Envestnet, Inc.1	875,000	11,760
SEEK Ltd.	1,657,173	11,587
SuccessFactors, Inc.1	292,500	11,434
Green Packet Bhd.1,2,4	29,583,116	6,398
Green Packet Bhd.1,2	23,016,100	4,977
Dolby Laboratories, Inc., Class A1	218,400	10,747
Liquidity Services, Inc.1	598,170	10,683
Cadence Design Systems, Inc.1	735,504	7,171
Global Unichip Corp.	2,204,307	7,009
PixArt Imaging Inc.	1,550,000	6,378
Sterlite Technologies Ltd.	4,803,401	6,307
Redington (India) Ltd.	2,498,255	4,484
Oakton Ltd.	1,520,000	3,616
Trony Solar Holdings Co. Ltd.1	4,952,000	3,228
Ubisoft Entertainment SA1	285,000	2,912
Maxlinear, Inc., Class A1	149,400	1,221
HSW International, Inc.1	81,521	258
HSW International, Inc.1,3,5	29,470	67
Cognex Corp.	3,700	105
		3,306,093

INDUSTRIALS — 14.25%
MSC Industrial Direct Co., Inc., Class A	2,338,500	160,117
Container Corp. of India Ltd.	4,542,191	122,230
Jain Irrigation Systems Ltd.2	23,537,564	94,425
Corrections Corporation of America1	3,695,300	90,165
MTU Aero Engines Holding AG	1,323,100	89,723
Intertek Group PLC	2,702,000	88,165
Meyer Burger Technology AG1	1,916,576	86,491
IDEX Corp.	1,885,000	82,280
Michael Page International PLC	9,727,502	80,209
Herman Miller, Inc.	2,800,000	76,972
SIA Engineering Co. Ltd.	20,776,000	66,753
Mobile Mini, Inc.1,2	2,761,600	66,334
Pipavav Shipyard Ltd.1,2	34,925,000	61,752
BELIMO Holding AG1	27,578	60,020
Meggitt PLC	10,612,081	58,375
AirAsia Bhd.1	64,000,000	56,842
Northgate PLC1,2	10,626,805	54,245
OSG Corp.	3,760,000	54,244
Johnson Electric Holdings Ltd.	87,119,500	51,072
Nabtesco Corp.	1,850,000	46,528
Goodpack Ltd.2	30,060,000	46,264
Watsco, Inc.	653,500	45,555
Uponor Oyj	2,521,600	42,991
Exponent, Inc.1,2	936,400	41,773
PT Sarana Menara Nusantara Tbk1	34,850,000	40,023
MITIE Group PLC	12,509,000	39,432
Heidelberger Druckmaschinen AG, non-registered shares1	7,517,000	35,571
Beacon Roofing Supply, Inc.1	1,710,000	35,004
Chemring Group PLC	3,090,082	34,278
Graco Inc.	725,000	32,980
Regus PLC	17,206,004	31,715
Serco Group PLC	3,490,000	31,241
AMR Corp.1	4,800,000	31,008
TrueBlue, Inc.1	1,843,100	30,946
Amtek Engineering Ltd.1,2	30,199,000	30,427
Singapore Post Private Ltd.	32,395,000	29,812
Ennis, Inc.2	1,733,692	29,525
THK Co., Ltd.	1,100,000	27,665
Société BIC SA	308,000	27,377
Andritz AG	293,600	27,375
Comfort Systems USA, Inc.2	1,905,000	26,803
Ritchie Bros. Auctioneers Inc.	950,000	26,742
Interline Brands, Inc.1	1,300,000	26,520
Austal Ltd.	8,200,000	25,784
Frigoglass SAIC	1,607,833	25,771
Zumtobel AG	740,000	25,285
easyJet PLC1	4,489,100	24,550
Houston Wire & Cable Co.2	1,678,900	24,546
Ellaktor SA	5,451,818	23,952
Landstar System, Inc.	515,700	23,557
BrisConnections Unit Trusts1,2	27,300,000	22,873
Robert Half International Inc.	745,000	22,797
Tiger Airways Holdings Ltd.1	19,500,000	22,432
Flughafen Wien AG, non-registered shares	352,700	22,368
Implenia AG1	655,000	22,035
Steelcase Inc., Class A	1,900,000	21,622
AeroVironment, Inc.1	600,000	20,982
China Automation Group Ltd.	27,000,000	20,965
WABCO Holdings Inc.1	340,000	20,958
Wavin NV1	1,355,058	20,932
Dalian Port (PDA) Co. Ltd., Class H	50,604,000	20,232
United Stationers Inc.	278,000	19,752
Globaltrans Investment PLC (GDR)	1,070,000	19,677
Corporate Executive Board Co.	465,000	18,772
Standard Parking Corp.1,2	1,048,600	18,623
AIA Engineering Ltd.	2,301,093	17,975
Wienerberger AG1	868,000	17,492
Mine Safety Appliances Co.	474,300	17,393
Polypore International, Inc.1	300,000	17,274
TransDigm Group Inc.1	203,000	17,017
Douglas Dynamics, Inc.2	1,175,000	16,755
G&K Services, Inc., Class A	503,600	16,745
School Specialty, Inc.1,2	1,153,240	16,491
KBR, Inc.	435,000	16,430
United Continental Holdings, Inc.1	714,000	16,415
SAI Global Ltd.	3,158,843	16,369
Knight Transportation, Inc.	848,000	16,324
S1 Corp.	314,000	16,116
Geberit AG	74,000	16,113
Hays PLC	7,755,000	14,468
Vossloh AG	100,000	13,377
Westport Innovations Inc.1	600,000	13,188
OJSC Center for Cargo Container Traffic TransContainer (GDR)1	1,230,000	12,915
EACOM Timber Corp.1,2,4	23,000,000	12,336
Cpl Resources PLC2	2,975,986	11,809
Seco Tools AB, Class B1	650,000	11,534
DCC PLC	320,000	10,190
KEPCO Plant Service & Engineering Co., Ltd.	285,000	10,055
Charter International PLC	750,000	9,721
Sintex Industries Ltd.	2,790,452	9,505
ITE Group PLC	2,413,465	9,420
Norwegian Air Shuttle ASA1	469,809	9,132
Pfeiffer Vacuum Technology AG, non-registered shares	64,000	8,978
Lonking Holdings Ltd.	12,670,000	8,910
Interserve PLC	1,945,000	8,588
Kaba Holding AG	19,000	7,923
Teleperformance SA	200,000	7,541
Burckhardt Compression Holding AG	22,440	7,067
Prysmian SpA	260,000	5,579
Downer EDI Ltd.	418,355	1,640
Imagelinx PLC1,2	21,385,714	515
American Shipping Co. ASA1,3	381,069	358
Aker Philadelphia Shipyard ASA1,4	346,000	251
		3,246,343

FINANCIALS — 11.14%
East West Bancorp, Inc.2	8,437,515	185,288
Dah Sing Financial Holdings Ltd.2	18,921,825	116,763
City National Corp.	1,680,450	95,870
YES BANK Ltd.	13,275,845	92,167
Manappuram General Finance and Leasing Ltd.2	22,732,050	67,694
Manappuram General Finance and Leasing Ltd.2,4	4,474,357	13,324
Kotak Mahindra Bank Ltd.	7,170,098	73,614
Zions Bancorporation	3,145,000	72,524
Onex Corp.	2,000,000	70,119
Daegu Bank, Ltd.	3,288,420	53,960
Cullen/Frost Bankers, Inc.	841,000	49,636
Osaka Securities Exchange Co., Ltd.	9,830	49,339
Banco Cruzeiro do Sul SA, preferred nominative	5,473,100	49,111
JSE Ltd.2	4,541,245	46,990
National Financial Partners Corp.1,2	3,174,800	46,828
SVB Financial Group1	801,400	45,624
IG Group Holdings PLC	6,137,203	44,954
Internet Capital Group, Inc.1,2	3,096,000	43,963
Hospitality Properties Trust	1,850,000	42,827
Rayonier Inc.	675,000	42,059
Northwest Bancshares, Inc.	3,337,500	41,852
Capitol Federal Financial, Inc.	3,700,000	41,699
TISCO Financial Group PCL	31,317,000	40,382
Banco Industrial e Comercial SA, preferred nominative	4,934,100	38,381
BOK Financial Corp.	710,000	36,693
Savills PLC	5,942,825	34,139
Sonae Sierra Brasil SA, ordinary nominative1	2,250,000	31,973
PT Agung Podomoro Land Tbk1	813,489,000	30,830
First Republic Bank1	979,655	30,281
Bolsa Mexicana de Valores, SAB de CV, Series A	14,240,000	29,942
First American Financial Corp.	1,722,900	28,428
Sterling Financial Corp.1,4	1,666,668	27,917
BS Financial Group Inc.1	1,920,000	27,830
Banco ABC Brasil SA, preferred nominative	3,639,000	27,638
Synovus Financial Corp.	11,505,554	27,613
Topdanmark A/S1	164,900	27,393
Eaton Vance Corp., nonvoting shares	750,000	24,180
Popular, Inc.1	8,050,000	23,425
CapitalSource Inc.	3,300,000	23,232
Colony Financial, Inc.	1,195,000	22,502
Dah Sing Banking Group Ltd.	14,300,000	22,134
Starwood Property Trust, Inc.	980,000	21,854
National Penn Bancshares, Inc.	2,781,549	21,529
Banca Generali SpA	1,413,000	21,507
Robinsons Land Corp., Class B	76,676,700	20,353
Hellenic Exchanges SA	2,259,000	19,849
SKS Microfinance Ltd.1	1,659,549	19,502
Duff & Phelps Corp., Class A	1,173,892	18,759
Janus Capital Group Inc.	1,500,000	18,705
Mahindra Lifespace Developers Ltd.2	2,157,380	18,647
Banco Daycoval SA, preferred nominative	2,490,000	18,607
Noah Holdings Ltd. (ADR)1	1,260,000	18,434
Portfolio Recovery Associates, Inc.1	208,000	17,707
Brait SA2	6,347,050	17,592
Paraná Banco SA, preferred nominative	2,318,400	16,998
Home Federal Bancorp, Inc.2	1,384,249	16,306
Compartamos, SAB de CV1	9,000,000	16,200
First Southern Bancorp, Inc.1,2,3,5	1,344,915	15,924
Old Republic International Corp.	1,235,000	15,672
Oslo Børs VPS Holding ASA	1,002,335	15,406
AEON Mall Co., Ltd.	705,000	15,137
Banco Panamericano SA, preferred nominative	4,209,100	14,979
Bao Viet Holdings	4,137,486	14,752
Home BancShares, Inc.	643,700	14,644
Kiatnakin Bank PCL	12,200,000	14,219
Midland Holdings Ltd.	17,996,000	13,997
First Niagara Financial Group, Inc.	1,000,000	13,580
Ascendas India Trust	17,459,000	13,228
Redwood Trust, Inc.	850,000	13,217
Canadian Western Bank	375,000	12,049
Frasers Centrepoint Trust	9,800,000	11,818
Jyske Bank A/S1	258,619	11,517
First Michigan Bancorp, Inc.1,3,5	1,650,000	11,434
ARA Asset Management Ltd.	8,046,000	11,234
PT Summarecon Agung Tbk	84,285,000	11,228
First Horizon National Corp.	916,309	10,272
Oriental Financial Group Inc.4	802,863	10,076
CenterState Banks, Inc.	1,375,400	9,628
Laurentian Bank of Canada	135,400	7,070
Gruppo MutuiOnline SpA	904,823	6,386
Islamic Arab Insurance Co. (Salama)1	21,700,000	4,207
Banner Corp.	509,867	1,208
		2,536,549

HEALTH CARE — 10.64%
Alere Inc.1	3,443,771	134,789
Cochlear Ltd.	1,441,910	123,775
Endo Pharmaceuticals Holdings Inc.1	3,108,100	118,605
Fleury SA, ordinary nominative	5,252,150	78,011
Integra LifeSciences Holdings Corp.1,2	1,609,978	76,345
American Medical Systems Holdings, Inc.1	3,453,000	74,723
ZOLL Medical Corp.1,2	1,532,240	68,660
Hikma Pharmaceuticals PLC	5,689,153	67,354
athenahealth, Inc.1	1,485,363	67,034
Emeritus Corp.1,2	2,565,000	65,305
Incyte Corp.1	3,696,300	58,586
Fisher & Paykel Healthcare Corp. Ltd.	24,427,695	58,524
Grifols, SA	3,290,000	57,350
VCA Antech, Inc.1	2,195,100	55,273
Omega Pharma NV	1,141,350	54,939
Accretive Health, Inc.1	1,900,179	52,749
Ansell Ltd.	3,700,000	51,742
Intuitive Surgical, Inc.1	155,000	51,686
Myriad Genetics, Inc.1	2,528,820	50,956
Sysmex Corp.	1,434,000	50,719
Cadence Pharmaceuticals, Inc.1,2	5,042,279	46,439
Savient Pharmaceuticals, Inc.1,2	4,294,200	45,519
Hologic, Inc.1	1,965,000	43,623
NuVasive, Inc.1	1,697,136	42,971
ArthroCare Corp.1	1,280,000	42,675
Insulet Corp.1	1,995,000	41,137
Top Glove Corp. Bhd.	21,224,000	37,700
Thoratec Corp.1	1,346,000	34,902
Hill-Rom Holdings, Inc.	909,900	34,558
Invacare Corp.	1,089,400	33,902
BioMarin Pharmaceutical Inc.1	1,340,000	33,674
Tecan Group AG	415,586	32,781
Bangkok Dusit Medical Services PCL	17,080,000	29,224
ResMed Inc.1	693,500	20,805
ResMed Inc. (CDI)1	1,980,000	5,960
Illumina, Inc.1	380,000	26,627
Greatbatch, Inc.1	990,400	26,206
Covance Inc.1	473,392	25,904
JSC Pharmstandard (GDR)1	839,163	23,455
Nakanishi Inc.	226,000	22,687
Genomma Lab Internacional, SAB de CV, Series B1	9,535,000	21,588
Virbac SA	128,000	21,338
MEDICA SA1	1,070,000	21,078
St.Shine Optical Co. Ltd.	1,660,000	20,435
Wright Medical Group, Inc.1	1,154,485	19,638
Sonic Healthcare Ltd.	1,552,967	19,244
Fluidigm Corp.1,2,3,4	984,195	11,971
Fluidigm Corp.1,2	500,000	7,155
Pharmacyclics, Inc.1,2	3,062,300	18,037
Kinetic Concepts, Inc.1	330,000	17,959
Nobel Biocare Holding AG	770,000	15,962
Abaxis, Inc.1	534,700	15,421
Tsumura & Co.	490,000	15,375
ARIAD Pharmaceuticals, Inc.1	2,000,000	15,040
TECHNE Corp.	200,000	14,320
Codexis, Inc.1	1,100,100	13,047
EGIS Nyrt.	107,000	11,377
Volcano Corp.1	439,000	11,238
Vital Images, Inc.1,2	792,000	10,700
BG Medicine, Inc.1,2,3,4	1,036,634	6,794
BG Medicine, Inc.1,2	374,213	2,885
RHÖN-KLINIKUM AG, non-registered shares	415,000	8,999
Odontoprev SA, ordinary nominative	537,600	8,785
Ipca Laboratories Ltd.	1,295,000	8,729
Auxilium Pharmaceuticals, Inc.1	338,300	7,263
Merck Ltd.	299,383	3,969
Array BioPharma Inc.1	1,114,800	3,411
Krka, dd, Novo mesto	19,856	1,688
Newron Pharmaceuticals SpA1	114,000	832
Newron Pharmaceuticals SpA1,4	54,000	394
Allied Medical Ltd.1,3,5	147,030	76
		2,422,622

MATERIALS — 7.84%
African Minerals Ltd.1,4	1,871,500	15,026
African Minerals Ltd.1	10,821,621	86,887
Rhodia SA	2,845,043	83,301
AptarGroup, Inc.	1,617,682	81,094
FUCHS PETROLUB AG	377,860	51,023
FUCHS PETROLUB AG, preference shares	193,500	28,794
Kenmare Resources PLC1	95,876,802	68,213
Kenmare Resources PLC1,4	14,095,980	10,029
Harry Winston Diamond Corp. (CAD denominated)1,2	4,292,400	69,157
Harry Winston Diamond Corp.1,2	372,600	6,029
Aquarius Platinum Ltd.	8,611,111	48,008
Aquarius Platinum Ltd. (GBP denominated)	1,931,493	10,708
African Petroleum Corp. Ltd.1	52,451,550	55,881
OCI Materials Co., Ltd.	455,000	55,664
Talvivaara Mining Co. PLC1	5,473,800	51,062
Gem Diamonds Ltd.1,2	11,061,300	49,685
Schweitzer-Mauduit International, Inc.2	920,000	46,561
Coal of Africa Ltd.1,2	37,135,000	44,828
Eastern Platinum Ltd.1,4	8,160,000	10,942
Eastern Platinum Ltd.1	19,121,450	25,640
Talison Lithium Ltd.1,2	6,425,000	34,792
Midas Holdings Ltd.	48,467,000	28,838
Midas Holdings Ltd. (HKD denominated)	10,000,000	5,914
James Hardie Industries SE1	5,500,000	34,702
OCI Co. Ltd.	75,514	34,007
Cline Mining Corp.1,2	9,343,536	33,635
Arkema SA	348,000	31,608
China Shanshui Cement Group Ltd.	33,787,000	31,535
Croda International PLC	1,072,000	28,857
RPM International, Inc.	1,200,000	28,476
Gran Colombia Gold SA1,2	15,684,000	28,472
Martin Marietta Materials, Inc.	300,000	26,901
Vicat S.A.	316,000	26,875
Chr. Hansen Holding A/S	1,164,000	26,461
Jaguar Mining Inc.1,2	5,035,000	26,330
Symrise AG	865,046	25,365
Huabao International Holdings Ltd.	16,490,000	25,354
Yingde Gases Group Co. Ltd.1	28,381,000	23,753
Sino-Forest Corp.1	900,000	23,486
Huntsman Corp.	1,325,000	23,028
Steel Dynamics, Inc.	1,100,000	20,647
PT Indocement Tunggal Prakarsa Tbk	10,995,000	20,645
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.1	40,920,000	19,938
Mineral Deposits Ltd.1	1,494,360	11,222
Mineral Deposits Ltd. (CAD denominated)1	1,012,800	7,543
Sika AG, non-registered shares	6,750	16,256
Yamana Gold Inc.	1,200,000	14,828
AK Steel Holding Corp.	905,000	14,281
Teranga Gold Corp. (CDI)1	2,881,757	7,452
Teranga Gold Corp.1	2,567,079	6,699
Baja Mining Corp.1,4	13,000,000	14,079
Obtala Resources Ltd.1,2	8,500,000	6,630
Obtala Resources Ltd.1,2,4	7,950,000	6,201
Titan Cement Co. SA	491,500	12,273
Buzzi Unicem SpA	822,777	11,987
Mountain Province Diamonds Inc.1,4	1,904,762	11,690
Shree Cement Ltd.	250,000	11,605
Sirius Minerals PLC1,2	56,804,735	10,821
Balchem Corp.	259,000	9,718
Calgon Carbon Corp.1	600,000	9,528
PT Indah Kiat Pulp & Paper Tbk1	47,250,000	9,225
Siam City Cement PCL	1,300,000	8,940
TFS Corporation Ltd	9,851,120	8,253
Rusoro Mining Ltd.1,4	20,000,000	7,117
Rusoro Mining Ltd.1	1,437,000	511
Vatukoula Gold Mines PLC1,4	3,214,081	6,973
Allied Gold Ltd.1	10,073,137	6,827
Cheil Industries Inc.	57,000	6,054
China Forestry Holdings Co., Ltd.3	29,142,000	5,526
AZ Electronic Materials SA (CDI)1	1,100,000	4,869
Engro Corp. Ltd.	1,993,200	4,803
Central Asia Metals PLC1	3,986,000	4,684
Greatview Aseptic Packaging Co. Ltd.1	6,757,000	4,335
Hummingbird Resources PLC1,4	1,650,000	4,182
Birla Corp. Ltd.	484,500	3,680
European Nickel PLC1	12,450,000	3,046
J.K. Cement Ltd.	945,000	2,988
Cape Lambert Resources Ltd.	4,043,491	2,279
Mwana Africa PLC1,4	11,500,000	1,365
		1,786,621

ENERGY — 7.15%
Pacific Rubiales Energy Corp.	4,151,300	115,183
Comstock Resources, Inc.1,2	3,049,611	94,355
Gulf Keystone Petroleum Ltd.1,2,4	38,737,632	94,147
Banpu PCL	3,377,500	85,764
InterOil Corp.1	1,092,500	81,544
Concho Resources Inc.1	725,000	77,792
Rosetta Resources Inc.1	1,625,000	77,252
FMC Technologies, Inc.1	815,000	77,001
Zhaikmunai LP (GDR)1,4	5,262,500	64,992
Zhaikmunai LP (GDR)1	353,650	4,368
Heritage Oil Ltd.	13,488,000	61,472
Cimarex Energy Co.	481,500	55,488
Exillon Energy PLC1,2	8,414,205	55,342
Core Laboratories NV	540,000	55,172
Petroleum Development Corp.1	1,077,000	51,707
Sterling Resources Ltd.1	7,525,000	33,763
Gran Tierra Energy Inc.1	3,950,000	31,877
SinoTech Energy Ltd. (ADR)1,2	3,820,900	30,491
Tethys Petroleum Ltd.1,2	19,130,300	29,007
Bill Barrett Corp.1	700,000	27,937
Schoeller-Bleckmann Oilfield Equipment AG	279,415	27,470
Harvest Natural Resources, Inc.1	1,650,000	25,146
Oasis Petroleum Inc.1	783,049	24,760
Miclyn Express Offshore Ltd.	13,550,000	24,036
Dockwise Ltd.1	882,752	24,023
Goodrich Petroleum Corp.1	995,000	22,109
Pacific Coal, SA1,2,4	17,000,000	19,288
WorleyParsons Ltd.	589,556	18,892
Oceaneering International, Inc.1	205,000	18,337
Nautical Petroleum PLC1	2,793,408	18,238
Eurasia Drilling Co. Ltd. (GDR)	535,000	18,190
Aurelian Oil & Gas PLC1	15,450,701	17,970
Approach Resources Inc.1	527,900	17,737
Petroplus Holdings AG1	1,094,781	17,283
BPZ Resources, Inc.1	3,162,400	16,792
Petrodorado Energy Ltd.1,2	35,400,000	16,249
Petroceltic International PLC1	92,389,000	15,562
Zodiac Exploration Inc.1	13,920,000	15,076
Frontier Oil Corp.	500,000	14,660
Value Creation Inc.1,3,5	4,529,354	12,615
Petroleum Geo-Services ASA1	760,000	12,183
BNK Petroleum Inc.1,4	2,000,000	9,696
BNK Petroleum Inc.1	90,380	438
Borders & Southern Petroleum PLC1	10,017,000	9,963
Faroe Petroleum PLC1	2,350,000	6,409
High Arctic Energy Services Inc.1	1,923,000	486
		1,628,262

CONSUMER STAPLES — 4.30%
Lindt & Sprüngli AG	1,369	44,513
Lindt & Sprüngli AG, participation certificate	11,121	32,122
Drogasil SA, ordinary nominative2	9,482,600	74,111
Ruinian International Ltd.2	62,800,000	44,000
Ralcorp Holdings, Inc.1	635,900	43,515
Strauss Group Ltd.	2,643,350	43,103
China Yurun Food Group Ltd.	11,360,000	38,117
Kernel Holding SA1	1,523,150	38,084
FANCL Corp.	2,567,000	35,953
Emami Ltd.	3,950,000	35,483
Davide Campari-Milano SpA	5,120,000	34,641
CP ALL PCL	25,948,500	34,318
TreeHouse Foods, Inc.1	580,000	32,985
Emmi AG	136,100	30,969
PZ Cussons PLC	5,905,000	30,929
MARR SpA	2,499,899	30,752
Super Group Ltd.2	29,500,000	30,190
Hite Brewery Co., Ltd.	305,000	30,168
Nong Shim Co., Ltd.	113,716	25,191
Church & Dwight Co., Inc.	290,174	23,022
Bizim Toptan Satis Magazalari AS1	1,100,000	22,441
Coca-Cola Icecek AS, Class C	1,672,785	20,963
Eurocash SA	1,877,000	20,617
Godrej Consumer Products Ltd.	2,493,150	20,434
AMOREPACIFIC Corp.	17,600	16,767
Origin Enterprises PLC	3,213,300	16,622
Poslovni sistem Mercator, dd	62,112	15,404
Asian Citrus Holdings Ltd.	12,890,000	14,334
Viscofan, SA, non-registered shares	339,000	13,452
Philip Morris CR as	22,200	13,368
Raia SA, ordinary nominative1	850,000	13,276
Wumart Stores, Inc., Class H	5,205,000	11,349
Tilaknager Industries Ltd.2	8,890,000	10,675
Pesquera Exalmar SA, Class A1	7,050,000	10,303
Synutra International, Inc.1	848,900	9,762
Petra Foods Ltd.	6,683,000	8,483
Milkiland NV1	460,000	6,520
Tassal Group Ltd.	1,576,086	2,771
		979,707

UTILITIES — 1.62%
ENN Energy Holdings Ltd.2	69,350,000	215,756
Hyflux Ltd	23,403,000	40,104
Greenko Group PLC1	5,512,587	18,792
Manila Water Co., Inc.	41,200,000	17,239
KSK Energy Ventures Ltd.1	7,000,000	15,869
Glow Energy PCL	10,850,000	15,067
Caparo Energy Ltd.1,4	6,540,000	12,603
CESC Ltd.	1,746,400	12,152
Orient Green Power Co. Ltd.1	20,396,000	11,571
Thai Tap Water Supply PCL	49,600,000	9,758
		368,911

TELECOMMUNICATION SERVICES — 1.29%
tw telecom inc.1	4,548,000	87,322
Telephone and Data Systems, Inc.	1,700,000	57,290
Telephone and Data Systems, Inc., special common shares	310,000	9,151
MetroPCS Communications, Inc.1	2,961,670	48,098
Leap Wireless International, Inc.1	2,720,500	42,140
Total Access Communication PCL	14,946,000	23,720
Daisy Group PLC1	10,000,000	14,919
Partner Communications Co. Ltd.	630,000	11,976
		294,616

MISCELLANEOUS — 4.95%
Other common stocks in initial period of acquisition		1,126,600

Total common stocks (cost: $15,192,946,000)		21,220,638

Preferred stocks — 0.12%

INFORMATION TECHNOLOGY — 0.09%
Angie’s List, Inc., Series D1,3,5	282,158	20,000

MISCELLANEOUS — 0.03%
Other preferred stocks in initial period of acquisition		7,928

Total preferred stocks (cost: $25,528,000)		27,928

Warrants — 0.05%

INDUSTRIALS — 0.02%
Goodpack Ltd., warrants, expire 20121,2	5,272,000	4,935

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 20121	2,604,420	2,143

ENERGY — 0.01%
Pacific Coal, SA, warrants, expire 20161,2,4	8,500,000	2,017

MATERIALS — 0.01%
Gran Colombia Gold SA, warrants, expire 20151,2	1,382,000	1,169

HEALTH CARE — 0.00%
BG Medicine, Inc., warrants, expire 20201,2,3,4	51,921	339

MISCELLANEOUS — 0.00%
Other warrants in initial period of acquisition		895

Total warrants (cost: $3,286,000)		11,498

	Shares or
Convertible securities — 0.23%	principal amount

FINANCIALS — 0.11%
Synovus Financial Corp. 8.25% convertible preferred 2013, units	522,700	12,074
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3,5	2,299	9,415
National Financial Partners Corp. 4.00% convertible notes 20172,4	$4,000,000	5,345
		26,834

ENERGY — 0.04%
Harvest Natural Resources, Inc. 8.25% convertible notes 2013	$3,000,000	8,325

INDUSTRIALS — 0.03%
AMR Corp. 6.25% convertible notes 2014	$7,000,000	7,403

INFORMATION TECHNOLOGY — 0.02%
Quantum Corp. 3.50% convertible notes 20152,4	$4,900,000	4,826

HEALTH CARE — 0.02%
Savient Pharmaceuticals, Inc. 4.75% convertible notes 20182	$3,400,000	4,003

TELECOMMUNICATION SERVICES — 0.01%
tw telecom inc. 2.375% convertible debentures 2026	$1,600,000	1,910

CONSUMER DISCRETIONARY — 0.00%
Spot Runner, Inc., Series C, convertible preferred1,3,5	1,626,016	—

Total convertible securities (cost: $44,838,000)		53,301

	Principal amount
Bonds & notes — 0.02%	(000)

FINANCIALS — 0.02%
CIT Group Inc., Term Loan 3, 6.25% 20156,7,8	$3,191	3,247

Total bonds & notes (cost: $3,132,000)		$3,247

Short-term securities — 6.28%

Freddie Mac 0.15%–0.23% due 8/8–11/17/2011	$286,400	286,175
Commonwealth Bank of Australia 0.255%–0.26% due 5/17–6/14/20114	163,750	163,685
Fannie Mae 0.10%–0.17% due 5/4–5/24/2011	104,800	104,785
Jupiter Securitization Co., LLC 0.21% due 4/13–4/15/20114	93,000	92,993
Nordea North America, Inc. 0.215%–0.225% due 4/25–5/24/2011	85,700	85,679
KfW 0.24% due 6/2–6/7/20114	69,700	69,676
Private Export Funding Corp. 0.23% due 6/17/20114	67,600	67,573
Coca-Cola Co. 0.19% due 4/21/20114	64,400	64,393
Federal Home Loan Bank 0.125% due 6/15/2011	59,000	58,985
Toronto-Dominion Holdings USA Inc. 0.22% due 4/27/20114	50,000	49,992
PepsiCo Inc. 0.17% due 5/9/20114	50,000	49,991
European Investment Bank 0.25% due 6/24/2011	50,000	49,970
U.S. Treasury Bill 0.163% due 7/7/2011	46,900	46,887
Credit Suisse New York Branch 0.23% due 5/5/2011	41,700	41,691
Straight-A Funding LLC 0.25% due 4/12/20114	40,500	40,496
UBS Finance (Delaware) LLC 0.205% due 4/8/2011	34,500	34,498
Rabobank USA Financial Corp. 0.24% due 7/5/2011	28,200	28,182
Nestlé Finance International Ltd. 0.17% due 5/3/2011	27,300	27,296
Deutsche Bank Financial LLC 0.23% due 4/14/2011	20,900	20,898
Cisco Systems, Inc. 0.18% due 4/15/20114	14,500	14,499
Electricité de France 0.23% due 4/11/20114	12,200	12,199
Caisse d’Amortissement de la Dette Sociale 0.21% due 5/12/20114	10,600	10,597
Barclays U.S. Funding Corp. 0.10% due 4/1/2011	10,000	10,000

Total short-term securities (cost: $1,431,109,000)		1,431,140

Total investment securities (cost: $16,700,839,000)		22,747,752
Other assets less liabilities		26,328

Net assets		$22,774,080

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $96,074,000, which represented .42% of the net assets of the fund.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,053,398,000, which represented 4.63% of the net assets of the fund.
5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below and on the next page.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

First Southern Bancorp, Inc.	12/17/2009	$28,378	$15,924	.07%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	2,299	9,415	.04
Angie’s List, Inc., Series D	3/15/2011	20,000	20,000	.09
Value Creation Inc.	8/25/2005–9/1/2006	33,229	12,615	.06
First Michigan Bancorp, Inc.	4/28/2010	$9,900	$11,434	.05%
Allied Medical Ltd.	8/26/2005–11/15/2005	8	76	.00
HSW International, Inc.	12/17/2007	907	67	.00
Five Star Travel Corp.	12/17/2007	24	25	.00
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	—	.00
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	—	.00
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	—	.00

Total restricted securities		$137,316	$69,556	.31%

6Coupon rate may change periodically.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $3,247,000, which represented .01% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
HKD = Hong Kong dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-935-0511O-S25582

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 31, 2011

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 31, 2011